CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash	$ 467	$ 294
Cash equivalents	232	150
Restricted cash	128	96
Total cash and cash equivalents	$ 827	$ 540	$ 374	$ 786